Long Term Debt Schedule 2 (Details) (JAPAN [Member], Edap Technomed Co Ltd [Member], JPY ¥)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Loan One [Member]
Initial Amount	¥ 10,000,000	¥ 10,000,000
Interest rate	2.30	0.10
Loan Two [Member]
Initial Amount	55,000,000	55,000,000
Interest rate	1.80	1.80
Loan Three [Member]
Initial Amount	10,000,000	10,000,000
Interest rate	¥ 2.10	¥ 0.10